Investment Risks - Calamos Growth and Income Portfolio	Apr. 09, 2025
Risk Lose Money [Member]
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Risk [Text Block]	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk Not Insured [Member]
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Risk [Text Block]	Your investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
American Depositary Receipts Risk [Member]
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•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore, while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Convertible Securities Risk [Member]
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•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

Debt Securities Risk [Member]
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Risk [Text Block]	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Interest Rate Risk [Member]
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•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject the Portfolio to heightened interest rate risk as a result of a rise in interest rates.

Credit Risk [Member]
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•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Portfolio holds securities that have been downgraded, or that default on payment, the Portfolio's performance could be negatively affected.

Default Risk [Member]
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•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Portfolio holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Equity Securities Risk [Member]
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•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Portfolio's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline.

Foreign Securities Risk [Member]
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•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulations, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

Forward Foreign Currency Contract Risk [Member]
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•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Portfolio may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio's holdings.

Growth Stock Risk [Member]
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•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

High Yield Securities Risk [Member]
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•  High Yield Securities Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Liquidity Risk [Member]
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•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk [Member]
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Risk [Text Block]	• Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security, including those held by the Portfolio.
Options Risk [Member]
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•  Options Risk — The Portfolio's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Portfolio's ability to utilize options successfully will depend on the ability of the Portfolio's investment adviser to predict pertinent market movements, which cannot be assured.

Portfolio Selection Risk [Member]
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•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Rule 144A Securities Risk [Member]
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•  Rule 144A Securities Risk — The Portfolio may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Portfolio will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Portfolio's assets invested in illiquid securities would increase. Typically, the Portfolio purchases Rule 144A Securities only if the Portfolio's adviser has determined them to be liquid. If any Rule 144A Security held by the Portfolio should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Sector Risk [Member]
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•  Sector Risk — To the extent the Portfolio invests a significant portion of its assets in a particular sector, a greater portion of the Portfolio's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Portfolio may underperform the broader market, or experience greater volatility.

Securities Lending Risk [Member]
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•  Securities Lending Risk — The Portfolio may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Portfolio. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. In the event of bankruptcy or other default of a borrower of portfolio securities, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which the Portfolio lends securities. The Portfolio may also experience losses as a result of a diminution in value of its cash collateral investments.

Small and Mid-Sized Company Risk [Member]
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•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

State Regulation Risk [Member]
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•  State Regulation Risk — Certain states have regulations or guidelines concerning concentration of investments and other investment techniques that, if applied to the Portfolio, may limit its ability to engage in certain techniques and to manage its investments with the flexibility described herein and in the Statement of Additional Information.

Synthetic Convertible Instruments Risk [Member]
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•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Tax Risk [Member]
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•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Portfolio may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service ("IRS"). It could be more difficult for the Portfolio to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Portfolio's investments or the tax treatment of the income or gain from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies would render Variable Contracts supported by accounts invested in the Portfolio ineligible for tax deferral.